Accrued Expenses and other payables (Schedule of Accrued Expenses) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and other payables [Abstract]
Compensation and related benefits	$ 92,233	$ 519,092	$ 356,588
Patent fees	35,000	40,000	$ 40,000
Deferred Rent	54,957	$ 51,155
Accrued professional services fees	836,333
Accrued clinical trial expense	1,055,651	$ 195,721	$ 106,462
Accrued expenses	$ 2,074,174	$ 805,968	$ 503,050